COMMITMENTS AND CONTINGENCIES - Legal proceedings and IP Indemnification Claims Narrative (Details) - patent		1 Months Ended		12 Months Ended
	Jun. 30, 2021	May 31, 2020	Jun. 30, 2019	Dec. 31, 2021
First Suit Plantiffs
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed			12
Inter Partes Review petitions instituted				11
Inter Partes Review petitions denied				5
Second Suit Plaintiffs
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed		9		8
Inter Partes Review petitions instituted				8
Number of patents not infringed				6
American Patents LLC
COMMITMENTS AND CONTINGENCIES
Number of patents allegedly infringed	4